Cert AMC

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03027976

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

September 15, 2003

1-31796

SEP 1 5 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
SEP 17 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on September 12, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Vineyard National Bancorp (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

*% Series B Noncumulative Convertible Preferred Stock, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl